JPMorgan Opportunistic Equity Long/Short Fund

Schedule of Portfolio Investments as of January 31, 2020

(Unaudited)

THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc., member FINRA.

© J.P. Morgan Chase & Co., 2020.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS - 91.6%

COMMON STOCKS - 80.5%

Air Freight & Logistics - 2.0%
United Parcel Service, Inc., Class B	57	5,903

Beverages - 3.2%
Constellation Brands, Inc., Class A	52	9,810

Chemicals - 3.1%
Air Products & Chemicals, Inc.	39	9,356

Consumer Finance - 2.5%
American Express Co.(a)	59	7,625

Diversified Financial Services - 7.5%
Berkshire Hathaway, Inc., Class A*	— (b)	10,080
Berkshire Hathaway, Inc., Class B*	56	12,612

		22,692

Electric Utilities - 2.2%
NextEra Energy, Inc.(a)	25	6,717

Food Products - 2.1%
Mondelez International, Inc., Class A	113	6,505

Health Care Providers & Services - 11.2%
Cigna Corp.	80	15,457
McKesson Corp.	52	7,383
UnitedHealth Group, Inc.(a)	40	10,988

		33,828

Insurance - 3.5%
Willis Towers Watson plc	50	10,604

Interactive Media & Services - 9.1%
Alphabet, Inc., Class A*(a)	14	19,720
Facebook, Inc., Class A*	39	7,863

		27,583

Internet & Direct Marketing Retail - 2.9%
Alibaba Group Holding Ltd., ADR (China)*	42	8,723

IT Services - 15.1%
Alliance Data Systems Corp.	23	2,363
Fidelity National Information Services, Inc.	117	16,847
Fiserv, Inc.*(a)	127	15,063
Mastercard, Inc., Class A(a)	5	1,530
Twilio, Inc., Class A*	74	9,203
Visa, Inc., Class A(a)	4	736

		45,742

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	3	844

Media - 2.7%
Altice USA, Inc., Class A*(a)	304	8,326

Pharmaceuticals - 0.8%
Canopy Growth Corp. (Canada)*	107	2,414

Road & Rail - 4.3%
Canadian Pacific Railway Ltd. (Canada)	12	3,179
Lyft, Inc., Class A*	111	5,262
Uber Technologies, Inc.*	124	4,498

		12,939

Semiconductors & Semiconductor Equipment - 4.3%
NXP Semiconductors NV (Netherlands)	104	13,137

Software - 0.3%
RingCentral, Inc., Class A*	5	966

Specialty Retail - 3.4%
Lowe’s Cos., Inc.	90	10,416

TOTAL COMMON STOCKS (Cost $215,161)		244,130

SHORT-TERM INVESTMENTS - 11.1%

INVESTMENT COMPANIES - 11.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(c)(d)(Cost $33,695)	33,688	33,701

TOTAL LONG POSITIONS (Cost $248,856)		277,831

SHORT POSITIONS - (21.0)%

COMMON STOCKS - (18.0)%

Air Freight & Logistics - (1.3)%
Expeditors International of Washington, Inc.	(22)	(1,574)
FedEx Corp.	(17)	(2,403)

		(3,977)

Automobiles - (2.1)%
General Motors Co.	(129)	(4,318)
Harley-Davidson, Inc.	(60)	(1,997)

		(6,315)

Capital Markets - (0.6)%
Franklin Resources, Inc.	(72)	(1,813)

Communications Equipment - (2.2)%
Cisco Systems, Inc.	(144)	(6,622)

Containers & Packaging - (0.5)%
Sealed Air Corp.	(40)	(1,431)

Energy Equipment & Services - (1.3)%
Halliburton Co.	(83)	(1,805)
Schlumberger Ltd.	(63)	(2,122)

		(3,927)

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Entertainment - (0.2)%
Roku, Inc.*	(6)	(713)

Equity Real Estate Investment Trusts (REITs) - (2.4)%
Host Hotels & Resorts, Inc.	(258)	(4,219)
Simon Property Group, Inc.	(22)	(2,967)

		(7,186)

Food & Staples Retailing - (1.0)%
Walgreens Boots Alliance, Inc.	(59)	(2,984)

Food Products - (1.4)%
Conagra Brands, Inc.	(48)	(1,585)
General Mills, Inc.	(50)	(2,610)

		(4,195)

Hotels, Restaurants & Leisure - (1.8)%
Carnival Corp.	(91)	(3,954)
Restaurant Brands International, Inc. (Canada)	(24)	(1,476)

		(5,430)

Household Durables - (1.2)%
Mohawk Industries, Inc.*	(28)	(3,700)

IT Services - (0.8)%
Cognizant Technology Solutions Corp., Class A	(40)	(2,451)

Machinery - (0.5)%
Cummins, Inc.	(10)	(1,582)

Multiline Retail - (0.2)%
Macy’s, Inc.	(46)	(730)

Software - (0.5)%
Slack Technologies, Inc., Class A*	(74)	(1,538)

TOTAL COMMON STOCKS (Proceeds $(56,332))		(54,594)

EXCHANGE-TRADED FUNDS - (3.0)%

U.S. Equity - (3.0)%
SPDR S&P 500 ETF Trust (Proceeds $(9,022))	(29)	(9,210)

TOTAL SHORT POSITIONS (Proceeds $(65,354))		(63,804)

Total Investments - 70.6% (Cost $183,502)		214,027
Other Assets Less Liabilities - 29.4%		89,265

Net Assets - 100.0%		303,292

Percentages indicated are based on net assets.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipts

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $26,867,000.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$277,831	$–	$–	$277,831

Total Liabilities for Securities Sold Short (a)	$(63,804)	$–	$–	$(63,804)

(a) All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates - The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$94,829	$60,578	$121,701	$2	$(7)	$33,701	33,688	$324	$—

(a) Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b) The rate shown is the current yield as of January 31, 2020.